UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Michael W. Stockton

American Funds Global Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Global Balanced FundSM Semi-annual report for the six months ended April 30, 2015

American Funds Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2015 (the most recent calendar quarter-end):

Class A shares	1 year	Lifetime (since 2/1/11)

Reflecting 5.75% maximum sales charge	–3.87%	5.99%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.89% for Class A shares as of the prospectus dated January 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The fund’s 30-day yield for Class A shares as of May 31, 2015, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.74%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the U.S. may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Global stocks continued to advance in the first half of American Funds Global Balanced Fund’s fiscal year. U.S. stocks reached record highs during the period, while many European markets benefited from an aggressive new stimulus program by the European Central Bank.

For the six months ended April 30, 2015, American Funds Global Balanced Fund recorded a gain of 1.04%, which included reinvestment of quarterly dividends totaling 18 cents a share and a 72.2 cents a share capital gain distribution paid in December. The fund’s peer group, represented by the Lipper Flexible Portfolio Funds Index, rose 2.34%. The MSCI ACWI (All Country World Index),1 which measures global stocks, gained 4.97%. The strong U.S. dollar hurt foreign bond markets; the Barclays Global Aggregate Index, which measures investment-grade bonds (rated BBB/Baa and above),2 declined 1.92%. The 60/40 MSCI/Barclays Index,3 which blends the two indexes at 60% and 40%, respectively, gained 2.22%.

Portfolio highlights

The start of the fund’s fiscal year came just before a sharp decline in oil prices, which had already been falling since June 2014. Several of the fund’s holdings in the energy sector declined for the period, including Royal Dutch Shell (–12.29%), the fund’s ninth-largest holding at April 30. Portfolio managers took advantage of the sector’s lower prices to increase holdings in energy stocks.

Results at a glance

For periods ended April 30, 2015, all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 2/1/11)

American Funds Global Balanced Fund (Class A shares)	1.04%	2.91%	7.89%
MSCI ACWI (All Country World Index)[1]	4.97	7.46	8.33
Barclays Global Aggregate Index	–1.92	–3.73	1.52
60/40 MSCI/Barclays Index[1,3]	2.22	2.91	5.72
Lipper Flexible Portfolio Funds Index	2.34	4.93	7.31

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	MSCI ACWI results reflect dividends net of withholding taxes.
[2]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness.
[3]	The 60/40 MSCI/Barclays Index blends the MSCI ACWI with the Barclays Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

American Funds Global Balanced Fund	1

The fund’s weakest sector was utilities, where holdings became less attractive to investors when U.S. Treasury yields rose in February and March. Due largely to concerns about the U.K. general election, U.K.-based electric utilities SSE (–7.40%) and National Grid (–9.24%) accounted for much of the weakness.

Holdings in the consumer discretionary and consumer staples sectors provided the fund’s best results. In consumer discretionary, Luxembourg-based cable and telecommunications provider Altice rose 68.63% after completing its purchase of French telecom company SFR, which it had merged with Numericable to form Numericable-SFR (+50.26%), while U.S. streaming media leader Netflix gained 41.69% after adding more international subscribers than expected. In consumer staples, tobacco companies Imperial Tobacco (+12.74%) of the U.K. and U.S.-based Altria (+3.54%) were the primary contributors. Kraft Foods Group had the sector’s highest return (+50.40%) after agreeing to merge with H.J. Heinz to become the third-largest U.S. food and beverage company.

The fund’s fixed-income portfolio declined slightly but held up better than the global benchmark, helped by a significant reduction in holdings of mortgage-backed securities in favor of corporate bonds, with a focus on health care.

Although the strong U.S. dollar depressed returns from many bonds denominated in other currencies, particularly those of emerging markets, the fund was helped by relatively low exposure to the weak euro and Japanese yen.

Looking ahead

Despite the recent negative revision to first-quarter GDP, the U.S. economy continues to strengthen and unemployment is steadily declining — the 5.4% rate in April was the lowest since May 2008. U.S. stock valuations are at well-above-average levels by many measures, so the fund’s portfolio managers are focusing more on opportunities outside the U.S., including Europe, where several important economies are showing growth and monetary policy is quite stimulative.

Finally, I am pleased to note that American Funds Global Balanced Fund is now included in all 11 funds in American Funds Target Date Retirement Series.®

Thank you for your support. I look forward to reporting to you in six months.

Cordially,

Eric S. Richter

Vice Chairman and President

June 12, 2015

For current information about the fund, visit americanfunds.com.

2	American Funds Global Balanced Fund

Summary investment portfolio April 30, 2015	unaudited

Industry sector diversification	Percent of net assets

Five largest sectors in common stock holdings	Percent of net assets
Financials	9.17%
Health care	9.07
Consumer discretionary	6.34
Consumer staples	5.56
Energy	5.54

Currency diversification	Percent of net assets

	Equity securities	Bonds & notes	Forward currency contracts	Short-term securities & other assets less liabilities	Total
U.S. dollars	30.15%	20.34%	.18%	6.79%	57.46%
British pounds	9.33	1.63	(1.74)	—	9.22
Euros	4.60	4.16	.01	—	8.77
Swiss francs	4.92	—	—	—	4.92
Japanese yen	1.73	1.10	1.53	—	4.36
Canadian dollars	2.44	—	.37	—	2.81
Hong Kong dollars	2.57	—	—	—	2.57
Mexican pesos	—	1.33	—	—	1.33
Polish zloty	—	1.20	—	—	1.20
Singapore dollars	.86	.22	—	—	1.08
Other currencies	3.38	3.25	(.35)	—	6.28
Total					100.00%

American Funds Global Balanced Fund	3

Common stocks 59.98%	Shares	Value (000)
Financials 9.17%
UBS Group AG1,2	5,554,500	$111,910
Crown Castle International Corp.	635,777	53,107
Barclays PLC[2]	12,500,000	48,937
Siam Commercial Bank PCL[2]	9,600,000	46,212
HCP, Inc.	1,135,000	45,729
Ventas, Inc.	659,000	45,405
Prudential PLC[2]	1,769,400	44,156
Other securities		429,449
		824,905

Health care 9.07%
Novartis AG2	1,699,550	175,596
Amgen Inc.	847,824	133,880
Gilead Sciences, Inc.[1]	934,704	93,947
Thermo Fisher Scientific Inc.	564,900	70,997
Medtronic PLC	701,000	52,189
GlaxoSmithKline PLC[2]	1,961,100	45,370
AbbVie Inc.	690,300	44,635
Other securities		199,071
		815,685

Consumer discretionary 6.34%
Netflix, Inc.[1]	113,200	62,996
Barratt Developments PLC[2]	6,746,985	53,703
General Motors Co.	1,375,000	48,207
Hasbro, Inc.	655,300	46,389
Other securities		359,053
		570,348

Consumer staples 5.56%
Philip Morris International Inc.	1,970,400	164,469
Altria Group, Inc.	1,852,200	92,703
Imperial Tobacco Group PLC[2]	1,577,900	77,147
Nestlé SA2	819,000	63,865
Other securities		102,425
		500,609

Energy 5.54%
Royal Dutch Shell PLC, Class A (GBP denominated)[2]	1,681,000	52,948
BP PLC[2]	11,602,200	83,715
Canadian Natural Resources, Ltd.	2,123,000	70,544
Denbury Resources Inc.	7,150,000	62,992
Enbridge Inc. (CAD denominated)	1,098,000	57,389
Other securities		170,615
		498,203

Industrials 4.81%
General Dynamics Corp.	442,100	60,709
Other securities		372,191
		432,900

4	American Funds Global Balanced Fund

	Shares		Value (000)
Telecommunication services 4.60%
Verizon Communications Inc.		4,095,912	$206,598
SoftBank Corp.[2]		1,296,900	81,048
Other securities			126,349
			413,995

Information technology 4.28%
Oracle Corp.		1,931,800	84,265
Google Inc., Class C1		82,280	44,213
Other securities			256,404
			384,882

Utilities 4.18%
SSE PLC[2]		4,384,004	103,844
Exelon Corp.		2,267,000	77,123
National Grid PLC[2]		4,121,296	55,411
Other securities			139,470
			375,848

Materials 1.36%
Fortescue Metals Group Ltd.[2]		26,127,022	44,650
Other securities			77,362
			122,012

Miscellaneous 5.07%
Other common stocks in initial period of acquisition			456,429

Total common stocks (cost: $4,686,577,000)			5,395,816

Convertible bonds 0.06%	Principal amount (000)
Financials 0.06%
Other securities			5,748

Total convertible bonds (cost: $6,232,000)			5,748

Bonds, notes & other debt instruments 33.17%
Bonds & notes of governments & government agencies outside the U.S. 12.93%
German Government 2.00% 2022		€34,570	43,660
Japanese Government 0.10%–2.20% 2016–2044[3]		¥246,745,500	98,931
Polish Government 4.00%–5.75% 2017–2023	PLN	332,765	107,966
United Kingdom 1.75%–5.00% 2019–2046		£71,620	118,451
United Mexican States Government 2.00%–10.00% 2016–2040[3]	MXN	1,328,557	118,273
United Mexican States Government Global 3.60%–3.63% 2022–2025		$4,700	4,812
Other securities			671,163
			1,163,256

U.S. Treasury bonds & notes 10.94%
U.S. Treasury 9.05%
U.S. Treasury 0.50%–7.50% 2016–2045[4]		794,992	814,527

American Funds Global Balanced Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 1.89%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2019–2044[3]	$164,686	$169,701

Total U.S. Treasury bonds & notes		984,228

Corporate bonds & notes 6.89%
Health care 1.14%
Gilead Sciences, Inc. 3.50%–3.70% 2024–2025	6,005	6,278
Novartis Capital Corp. 3.40% 2024	3,460	3,657
Novartis Securities Investment Ltd. 5.125% 2019	475	535
Other securities		92,204
		102,674

Telecommunication services 0.81%
Verizon Communications Inc. 2.63%–4.52% 2020–2048[5]	31,004	30,394
Other securities		42,875
		73,269

Consumer staples 0.13%
Altria Group, Inc. 2.63%–4.75% 2020–2021	5,000	5,424
Philip Morris International Inc. 4.25% 2044	2,700	2,733
Other securities		3,840
		11,997

Other corporate bonds & notes 4.81%
Other securities		432,288

Total corporate bonds & notes		620,228

Mortgage-backed obligations 2.06%
Fannie Mae 3.50%–6.00% 2026–2045[6,7]	51,030	53,458
Government National Mortgage Assn. 3.50% 2045[6,7]	100,050	105,303
Other securities		26,638
		185,399

Other bonds & notes 0.35%
Other securities		31,241

Total bonds, notes & other debt instruments (cost: $3,008,472,000)		2,984,352

Short-term securities 8.38%
Bank of Nova Scotia 0.20% due 7/22/2015[5]	71,800	71,779
Fannie Mae 0.08%–0.18% due 5/1/2015–12/14/2015	177,600	177,550
Federal Home Loan Bank 0.06%–0.08% due 5/1/2015–6/5/2015	301,600	301,600
Freddie Mac 0.10%–0.21% due 5/22/2015–1/4/2016	63,300	63,276
Mitsubishi UFJ Trust and Banking Corp. 0.24% due 6/18/2015[5]	56,400	56,383
Other securities		82,880

Total short-term securities (cost: $753,374,000)		753,468
Total investment securities 101.59% (cost: $8,454,655,000)		9,139,384
Other assets less liabilities (1.59)%		(142,895)

Net assets 100.00%		$8,996,489

6	American Funds Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of the securities in “Other securities” (with a value of $4,955,000, a cost of $4,966,000, and which represented .06% of the net assets of the fund) was acquired on 4/7/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

American Funds Global Balanced Fund	7

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $280,820,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
	Settlement		Receive	Deliver	at 4/30/2015
	date	Counterparty	(000)	(000)	(000)
Purchases:
Canadian dollars	5/15/2015	JPMorgan Chase	C$14,587	$11,700	$ 387
Canadian dollars	5/28/2015	JPMorgan Chase	C$14,589	$12,000	87
Euros	5/11/2015	Citibank	€13,288	$14,410	513
Euros	5/18/2015	JPMorgan Chase	€21,265	$23,400	483
Hungarian forints	5/6/2015	HSBC Bank	HUF4,859,941	$17,600	358
Hungarian forints	5/18/2015	Bank of America, N.A.	HUF1,601,201	$5,900	15
Hungarian forints	5/28/2015	Bank of America, N.A.	HUF4,779,633	$17,246	406
Japanese yen	5/12/2015	UBS AG	¥604,462	$5,041	22
Japanese yen	5/20/2015	UBS AG	¥3,952,106	$33,143	(37)
Japanese yen	5/20/2015	HSBC Bank	¥3,709,984	$31,213	(135)
Japanese yen	6/5/2015	HSBC Bank	¥4,384,767	$36,669	68
Japanese yen	6/5/2015	UBS AG	¥1,719,079	$14,374	29
Polish zloty	6/5/2015	UBS AG	PLN43,656	$11,800	312
					$ 2,508
Sales:
Australian dollars	5/20/2015	Citibank	$3,695	A$4,750	(59)
British pounds	5/8/2015	HSBC Bank	$11,703	£7,900	(423)
British pounds	5/15/2015	Bank of America, N.A.	C$11,691	£6,325	(20)
British pounds	5/15/2015	Bank of America, N.A.	$6,786	£4,625	(313)
British pounds	5/19/2015	HSBC Bank	$9,680	£6,500	(296)
British pounds	5/20/2015	Bank of New York Mellon	$7,086	£4,793	(270)
British pounds	5/20/2015	UBS AG	$18,500	£12,510	(700)
British pounds	5/20/2015	Citibank	$19,791	£13,389	(759)
British pounds	5/21/2015	JPMorgan Chase	$18,484	£12,497	(695)
British pounds	6/2/2015	Citibank	$8,735	£5,800	(165)
British pounds	6/3/2015	HSBC Bank	$31,162	£20,700	(605)
British pounds	6/5/2015	HSBC Bank	$7,844	£5,250	(213)
British pounds	6/8/2015	UBS AG	$4,194	£2,750	(26)
British pounds	6/8/2015	UBS AG	$2,957	£2,000	(112)
Euros	5/12/2015	JPMorgan Chase	$8,823	€8,150	(330)
Euros	5/12/2015	Bank of New York Mellon	$11,036	€10,200	(419)
Euros	5/22/2015	Bank of New York Mellon	¥2,008,025	€15,500	(588)
Malaysian ringgits	5/21/2015	JPMorgan Chase	$4,133	MYR15,000	(71)
Norwegian kroner	5/15/2015	Citibank	$20,488	NKr165,800	(1,521)
Polish zloty	6/2/2015	JPMorgan Chase	$11,423	PLN42,500	(369)
South African rand	5/21/2015	JPMorgan Chase	$8,124	ZAR97,550	(47)
South African rand	5/21/2015	UBS AG	$4,850	ZAR58,725	(68)
Swedish kronor	5/13/2015	Bank of America, N.A.	$6,051	SKr53,000	(311)
Swedish kronor	6/4/2015	Citibank	$5,736	SKr50,000	(269)
Swedish kronor	6/4/2015	Citibank	$19,464	SKr168,200	(734)
					$(9,383)
Forward currency contracts — net					$(6,875)

8	American Funds Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,486,151,000, which represented 27.63% of the net assets of the fund. This amount includes $2,481,196,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $5,899,000, which represented .07% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $423,753,000, which represented 4.71% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.

Key to abbreviations and symbols

TBA = To be announced

A$ = Australian dollars

CAD/C$ = Canadian dollars

€ = Euros

GBP/£ = British pounds

HUF = Hungarian forints

¥ = Japanese yen

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PLN = Polish zloty

SKr = Swedish kronor

ZAR = South African rand

See Notes to Financial Statements

American Funds Global Balanced Fund	9

Financial statements

Statement of assets and liabilities at April 30, 2015	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $8,454,655)		$9,139,384
Cash denominated in currencies other than U.S. dollars (cost: $7,249)		7,251
Cash		112
Unrealized appreciation on open forward currency contracts		2,680
Receivables for:
Sales of investments	$264,990
Sales of fund’s shares	14,488
Closed forward currency contracts	2
Dividends and interest	44,650
Other	34	324,164
		9,473,591
Liabilities:
Unrealized depreciation on open forward currency contracts		9,555
Payables for:
Purchases of investments	454,270
Repurchases of fund’s shares	4,064
Closed forward currency contracts	424
Investment advisory services	3,393
Services provided by related parties	2,675
Trustees’ deferred compensation	642
Other	2,079	467,547
Net assets at April 30, 2015		$8,996,489

Net assets consist of:
Capital paid in on shares of beneficial interest		$8,180,278
Undistributed net investment income		13,394
Undistributed net realized gain		126,400
Net unrealized appreciation		676,417
Net assets at April 30, 2015		$8,996,489

See Notes to Financial Statements

10	American Funds Global Balanced Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (291,098 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$4,641,489	150,184	$30.91
Class B	8,154	264	30.89
Class C	622,552	20,195	30.83
Class F-1	188,503	6,098	30.91
Class F-2	545,866	17,653	30.92
Class 529-A	205,415	6,650	30.89
Class 529-B	878	28	30.88
Class 529-C	77,771	2,527	30.78
Class 529-E	11,900	386	30.86
Class 529-F-1	13,722	444	30.91
Class R-1	8,420	273	30.84
Class R-2	40,281	1,307	30.81
Class R-2E	11	1	30.89
Class R-3	41,215	1,335	30.86
Class R-4	24,285	786	30.91
Class R-5	5,319	172	30.95
Class R-6	2,560,708	82,795	30.93

See Notes to Financial Statements

American Funds Global Balanced Fund	11

Statement of operations for the six months ended April 30, 2015	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,748)	$61,237
Interest (net of non-U.S. taxes of $365)	28,429	$89,666
Fees and expenses*:
Investment advisory services	17,084
Distribution services	9,515
Transfer agent services	3,305
Administrative services	921
Reports to shareholders	231
Registration statement and prospectus	515
Trustees’ compensation	216
Auditing and legal	22
Custodian	317
State and local taxes	1
Other	387	32,514
Net investment income		57,152

Net realized gain and unrealized depreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $45)	117,074
Forward currency contracts	5,850
Currency transactions	(1,141)	121,783
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $1,502)	(68,406)
Forward currency contracts	(2,990)
Currency translations	496	(70,900)
Net realized gain and unrealized depreciation on investments, forward currency contracts and currency		50,883

Net increase in net assets resulting from operations		$108,035

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

12	American Funds Global Balanced Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	April 30,	October 31,
	2015*	2014
Operations:
Net investment income	$57,152	$116,880
Net realized gain on investments, forward currency contracts and currency transactions	121,783	140,882
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(70,900)	143,177
Net increase in net assets resulting from operations	108,035	400,939

Dividends and distributions paid to shareholders:
Dividends from net investment income	(42,659)	(97,741)
Distributions from net realized gain on investments	(144,873)	(83,289)
Total dividends and distributions paid to shareholders	(187,532)	(181,030)

Net capital share transactions	2,856,610	1,265,638

Total increase in net assets	2,777,113	1,485,547

Net assets:
Beginning of period	6,219,376	4,733,829
End of period (including undistributed and distributions in excess of net investment income: $13,394 and $(1,099), respectively)	$8,996,489	$6,219,376

* Unaudited.

See Notes to Financial Statements

American Funds Global Balanced Fund	13

Notes to financial statements	unaudited

1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

14	American Funds Global Balanced Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

American Funds Global Balanced Fund	15

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

16	American Funds Global Balanced Fund

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Funds Global Balanced Fund	17

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2015 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$323,137	$501,768	$—	$824,905
Health care	507,650	308,035	—	815,685
Consumer discretionary	265,411	304,937	—	570,348
Consumer staples	301,970	198,639	—	500,609
Energy	291,427	206,776	—	498,203
Industrials	205,635	227,265	—	432,900
Telecommunication services	234,695	179,300	—	413,995
Information technology	314,487	70,395	—	384,882
Utilities	183,087	192,761	—	375,848
Materials	47,806	74,206	—	122,012
Miscellaneous	239,316	217,113	—	456,429
Convertible bonds	—	5,748	—	5,748
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,163,256	—	1,163,256
U.S. Treasury bonds & notes	—	984,228	—	984,228
Corporate bonds & notes	—	620,228	—	620,228
Mortgage-backed obligations	—	185,399	—	185,399
Other bonds & notes	—	31,241	—	31,241
Short-term securities	—	753,468	—	753,468
Total	$2,914,621	$6,224,763	$—	$9,139,384

18	American Funds Global Balanced Fund

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,680	$—	$2,680
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(9,555)	—	(9,555)
Total	$—	$(6,875)	$—	$(6,875)

*	Securities with a value of $1,903,799,000, which represented 21.16% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts,

American Funds Global Balanced Fund	19

terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are

20	American Funds Global Balanced Fund

only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the

American Funds Global Balanced Fund	21

time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, April 30, 2015 (dollars in thousands):

	Assets		Liabilities
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$2,680	Unrealized depreciation on open forward currency contracts	$9,555
Forward currency	Receivables for closed forward currency contracts	2	Payables for closed forward currency contracts	424
		$2,682		$9,979

	Net realized gain		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$5,850	Net unrealized depreciation on forward currency contracts	$(2,990)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

22	American Funds Global Balanced Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2015 (dollars in thousands) if close-out netting was exercised:

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$421	$(421)	$—	$—	$—
Citibank	514	(512)	—	—	2
HSBC Bank	426	(426)	—	—	—
JPMorgan Chase	958	(958)	—	—	—
UBS AG	363	(363)	—	—	—
Total	$2,682	$(2,680)	$—	$—	$2
Liabilities:
Bank of America, N.A.	$762	$(421)	$(341)	$—	$—
Bank of New York Mellon	1,277	—	(310)	—	967
Citibank	3,507	(512)	(2,341)	—	654
HSBC Bank	1,806	(426)	(1,222)	—	158
JPMorgan Chase	1,512	(958)	(554)	—	—
UBS AG	1,115	(363)	(631)	—	121
Total	$9,979	$(2,680)	$(5,399)	$—	$1,900

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities, by state tax authorities and by tax authorities outside the U.S. for tax years before 2011, the year the fund commenced operations.

American Funds Global Balanced Fund	23

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$9,632
Undistributed long-term capital gains	144,797

As of April 30, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$874,955
Gross unrealized depreciation on investment securities	(201,036)
Net unrealized appreciation on investment securities	673,919
Cost of investment securities	8,465,465

24	American Funds Global Balanced Fund

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2015						Year ended October 31, 2014
					Total					Total
					dividends and					dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$26,053		$102,414		$128,467		$73,765		$60,967	$134,732
Class B	16		237		253		131		225	356
Class C	1,149		13,344		14,493		5,302		7,314	12,616
Class F-1	1,015		4,283		5,298		3,944		3,800	7,744
Class F-2	3,374		10,304		13,678		5,854		3,579	9,433
Class 529-A	1,090		4,561		5,651		3,175		2,756	5,931
Class 529-B	1		27		28		13		27	40
Class 529-C	118		1,699		1,817		654		986	1,640
Class 529-E	48		257		305		154		156	310
Class 529-F-1	85		294		379		214		162	376
Class R-1	21		184		205		98		115	213
Class R-2	81		832		913		349		478	827
Class R-2E*	—	†	—	†	—	†	—	†	—	—	†
Class R-3	165		844		1,009		476		480	956
Class R-4	130		506		636		349		279	628
Class R-5	37		119		156		284		385	669
Class R-6	9,276		4,968		14,244		2,979		1,580	4,559
Total	$42,659		$144,873		$187,532		$97,741		$83,289	$181,030

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.417% on such assets in excess of $17 billion. For the six months ended April 30, 2015, the investment advisory services fee was $17,084,000, which was equivalent to an annualized rate of 0.471% of average daily net assets.

American Funds Global Balanced Fund	25

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

26	American Funds Global Balanced Fund

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended April 30, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution		Transfer agent		Administrative		529 plan
Share class	services		services		services		services
Class A	$5,425		$2,404		$222		Not applicable
Class B	48		6		Not applicable		Not applicable
Class C	2,914		317		146		Not applicable
Class F-1	229		114		46		Not applicable
Class F-2	Not applicable		228		119		Not applicable
Class 529-A	204		88		49		$87
Class 529-B	5		1		—	*	—	*
Class 529-C	369		34		19		33
Class 529-E	28		3		3		5
Class 529-F-1	—		6		3		6
Class R-1	37		3		2		Not applicable
Class R-2	135		62		9		Not applicable
Class R-2E	—	*	—	*	—*		Not applicable
Class R-3	93		27		9		Not applicable
Class R-4	28		10		6		Not applicable
Class R-5	Not applicable		1		1		Not applicable
Class R-6	Not applicable		1		287		Not applicable
Total class-specific expenses	$9,515		$3,305		$921		$131

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $216,000 in the fund’s statement of operations includes $201,000 in current fees (either paid in cash or deferred) and a net increase of $15,000 in the value of the deferred amounts.

American Funds Global Balanced Fund	27

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of
			dividends and						Net increase
	Sales[1]		distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount Shares		Amount	Shares

Six months ended April 30, 2015

Class A	$429,264	13,961	$127,132		4,181		$(265,155)	(8,621)	$291,241	9,521
Class B	481	16	253		8		(3,552)	(116)	(2,818)	(92)
Class C	101,128	3,299	14,310		471		(50,600)	(1,653)	64,838	2,117
Class F-1	30,173	982	5,260		172		(27,883)	(909)	7,550	245
Class F-2	155,862	5,087	12,366		407		(42,395)	(1,383)	125,833	4,111
Class 529-A	21,807	711	5,650		186		(14,832)	(484)	12,625	413
Class 529-B	55	2	28		1		(445)	(15)	(362)	(12)
Class 529-C	9,543	312	1,817		60		(5,211)	(170)	6,149	202
Class 529-E	1,501	49	305		10		(754)	(24)	1,052	35
Class 529-F-1	2,932	95	379		13		(1,564)	(51)	1,747	57
Class R-1	1,312	43	205		7		(983)	(32)	534	18
Class R-2	8,498	278	912		30		(4,260)	(139)	5,150	169
Class R-2E	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-3	9,209	301	1,006		32		(3,998)	(130)	6,217	203
Class R-4	4,346	141	635		21		(2,210)	(71)	2,771	91
Class R-5	815	27	156		5		(670)	(22)	301	10
Class R-6	2,378,357	77,967	14,245		469		(58,820)	(1,948)	2,333,782	76,488
Total net increase (decrease)	$3,155,283	103,271	$184,659		6,073		$(483,332)	(15,768)	$2,856,610	93,576

28	American Funds Global Balanced Fund

			Reinvestments of
			dividends and				Net increase
	Sales[1]		distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount Shares		Amount	Shares

Year ended October 31, 2014

Class A	$1,055,138	34,029	$133,101	4,338	$(396,647)	(12,797)	$791,592	25,570
Class B	2,601	84	355	12	(5,883)	(191)	(2,927)	(95)
Class C	192,266	6,206	12,446	408	(71,035)	(2,299)	133,677	4,315
Class F-1	102,455	3,308	7,696	251	(148,773)	(4,728)	(38,622)	(1,169)
Class F-2	262,442	8,376	7,543	245	(50,756)	(1,635)	219,229	6,986
Class 529-A	47,273	1,528	5,929	193	(19,303)	(622)	33,899	1,099
Class 529-B	323	10	40	1	(806)	(26)	(443)	(15)
Class 529-C	21,924	711	1,640	54	(8,544)	(277)	15,020	488
Class 529-E	2,636	86	311	10	(1,194)	(39)	1,753	57
Class 529-F-1	4,144	134	376	12	(1,851)	(60)	2,669	86
Class R-1	2,771	90	188	6	(2,093)	(68)	866	28
Class R-2	15,029	487	826	27	(9,628)	(312)	6,227	202
Class R-2E3	12	1	—	—	—	—	12	1
Class R-3	17,418	564	953	31	(9,730)	(316)	8,641	279
Class R-4	7,565	243	611	20	(3,990)	(129)	4,186	134
Class R-5	4,331	140	669	22	(24,170)	(775)	(19,170)	(613)
Class R-6	109,606	3,531	4,560	148	(5,137)	(167)	109,029	3,512
Total net increase (decrease)	$1,847,934	59,528	$177,244	5,778	$(759,540)	(24,441)	$1,265,638	40,865

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,283,345,000 and $3,058,657,000, respectively, during the six months ended April 30, 2015.

American Funds Global Balanced Fund	29

Financial highlights

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class A:
Six months ended 4/30/2015[5,6]	$31.49	$.24	$.08	$.32
Year ended 10/31/2014	30.22	.68	1.68	2.36
Year ended 10/31/2013	26.38	.50	3.86	4.36
Year ended 10/31/2012	24.45	.54	1.85	2.39
Period from 2/1/2011 to 10/31/2011[5,8]	25.00	.36	(.70)	(.34)
Class B:
Six months ended 4/30/2015[5,6]	31.47	.12	.07	.19
Year ended 10/31/2014	30.19	.47	1.66	2.13
Year ended 10/31/2013	26.34	.28	3.87	4.15
Year ended 10/31/2012	24.41	.34	1.85	2.19
Period from 2/1/2011 to 10/31/2011[5,8]	25.00	.22	(.69)	(.47)
Class C:
Six months ended 4/30/2015[5,6]	31.42	.12	.07	.19
Year ended 10/31/2014	30.16	.43	1.68	2.11
Year ended 10/31/2013	26.33	.27	3.87	4.14
Year ended 10/31/2012	24.41	.33	1.85	2.18
Period from 2/1/2011 to 10/31/2011[5,8]	25.00	.22	(.69)	(.47)
Class F-1:
Six months ended 4/30/2015[5,6]	31.50	.23	.07	.30
Year ended 10/31/2014	30.22	.71	1.64	2.35
Year ended 10/31/2013	26.38	.49	3.86	4.35
Year ended 10/31/2012	24.45	.53	1.86	2.39
Period from 2/1/2011 to 10/31/2011[5,8]	25.00	.37	(.71)	(.34)
Class F-2:
Six months ended 4/30/2015[5,6]	31.51	.27	.08	.35
Year ended 10/31/2014	30.24	.71	1.71	2.42
Year ended 10/31/2013	26.39	.56	3.88	4.44
Year ended 10/31/2012	24.46	.59	1.85	2.44
Period from 2/1/2011 to 10/31/2011[5,8]	25.00	.41	(.70)	(.29)
Class 529-A:
Six months ended 4/30/2015[5,6]	31.48	.23	.07	.30
Year ended 10/31/2014	30.21	.66	1.68	2.34
Year ended 10/31/2013	26.37	.47	3.88	4.35
Year ended 10/31/2012	24.44	.52	1.86	2.38
Period from 2/1/2011 to 10/31/2011[5,8]	25.00	.35	(.71)	(.36)

30	American Funds Global Balanced Fund

Dividends and distributions

Dividends		Total				Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,	expenses		income
investment	(from capital	and	value, end	Total	end of period	to average		to average
income)	gains)	distributions	of period	return[3,4]	(in millions)	net assets		net assets[2]
$(.18)	$(.72)	$(.90)	$30.91	1.04%	$4,641	.88%[7]		1.55%[7]
(.57)	(.52)	(1.09)	31.49	7.91	4,430	.89		2.20
(.52)	—	(.52)	30.22	16.78	3,479	.93		1.77
(.46)	—	(.46)	26.38	9.88	2,538	.91		2.14
(.21)	—	(.21)	24.45	(1.38)	2,070	1.08	[7]	1.95	[7]
(.05)	(.72)	(.77)	30.89	.66	8	1.63	[7]	.77	[7]
(.33)	(.52)	(.85)	31.47	7.15	11	1.64		1.51
(.30)	—	(.30)	30.19	15.89	14	1.69		1.02
(.26)	—	(.26)	26.34	9.01	14	1.71		1.35
(.12)	—	(.12)	24.41	(1.90)	17	1.77	[7]	1.20	[7]
(.06)	(.72)	(.78)	30.83	.65	623	1.67	[7]	.76	[7]
(.33)	(.52)	(.85)	31.42	7.10	568	1.69		1.39
(.31)	—	(.31)	30.16	15.82	415	1.73		.97
(.26)	—	(.26)	26.33	8.97	304	1.76		1.29
(.12)	—	(.12)	24.41	(1.90)	240	1.81	[7]	1.21	[7]
(.17)	(.72)	(.89)	30.91	1.01	189	.94	[7]	1.49	[7]
(.55)	(.52)	(1.07)	31.50	7.87	184	.94		2.27
(.51)	—	(.51)	30.22	16.75	212	.97		1.73
(.46)	—	(.46)	26.38	9.85	145	.96		2.10
(.21)	—	(.21)	24.45	(1.34)	116	1.02	[7]	2.03	[7]
(.22)	(.72)	(.94)	30.92	1.16	546	.66	[7]	1.79	[7]
(.63)	(.52)	(1.15)	31.51	8.16	427	.68		2.28
(.59)	—	(.59)	30.24	17.03	198	.71		1.98
(.51)	—	(.51)	26.39	10.10	129	.72		2.32
(.25)	—	(.25)	24.46	(1.18)	69	.79	[7]	2.23	[7]
(.17)	(.72)	(.89)	30.89	1.01	205	.95	[7]	1.48	[7]
(.55)	(.52)	(1.07)	31.48	7.87	196	.96		2.14
(.51)	—	(.51)	30.21	16.68	155	1.00		1.69
(.45)	—	(.45)	26.37	9.84	106	.98		2.06
(.20)	—	(.20)	24.44	(1.44)	68	1.08	[7]	1.88	[7]

See page 36 for footnotes.

American Funds Global Balanced Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class 529-B:
Six months ended 4/30/2015[5,6]	$31.46	$.10	$.07	$.17
Year ended 10/31/2014	30.17	.43	1.66	2.09
Year ended 10/31/2013	26.33	.25	3.86	4.11
Year ended 10/31/2012	24.41	.31	1.85	2.16
Period from 2/1/2011 to 10/31/2011[5,8]	25.00	.21	(.70)	(.49)
Class 529-C:
Six months ended 4/30/2015[5,6]	31.37	.10	.08	.18
Year ended 10/31/2014	30.12	.41	1.67	2.08
Year ended 10/31/2013	26.30	.25	3.86	4.11
Year ended 10/31/2012	24.39	.31	1.85	2.16
Period from 2/1/2011 to 10/31/2011[5,8]	25.00	.20	(.69)	(.49)
Class 529-E:
Six months ended 4/30/2015[5,6]	31.45	.19	.07	.26
Year ended 10/31/2014	30.18	.59	1.67	2.26
Year ended 10/31/2013	26.35	.41	3.86	4.27
Year ended 10/31/2012	24.42	.45	1.86	2.31
Period from 2/1/2011 to 10/31/2011[5,8]	25.00	.29	(.69)	(.40)
Class 529-F-1:
Six months ended 4/30/2015[5,6]	31.50	.26	.07	.33
Year ended 10/31/2014	30.23	.72	1.68	2.40
Year ended 10/31/2013	26.38	.53	3.88	4.41
Year ended 10/31/2012	24.45	.56	1.86	2.42
Period from 2/1/2011 to 10/31/2011[5,8]	25.00	.39	(.70)	(.31)
Class R-1:
Six months ended 4/30/2015[5,6]	31.43	.13	.08	.21
Year ended 10/31/2014	30.17	.52	1.66	2.18
Year ended 10/31/2013	26.34	.37	3.86	4.23
Year ended 10/31/2012	24.41	.38	1.85	2.23
Period from 2/1/2011 to 10/31/2011[5,8]	25.00	.23	(.70)	(.47)
Class R-2:
Six months ended 4/30/2015[5,6]	31.40	.12	.08	.20
Year ended 10/31/2014	30.15	.43	1.67	2.10
Year ended 10/31/2013	26.32	.29	3.87	4.16
Year ended 10/31/2012	24.41	.35	1.86	2.21
Period from 2/1/2011 to 10/31/2011[5,8]	25.00	.24	(.71)	(.47)

32	American Funds Global Balanced Fund

Dividends and distributions

Dividends		Total				Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,	expenses		income
investment	(from capital	and	value, end	Total	end of period	to average		to average
income)	gains)	distributions	of period	return[3,4]	(in millions)	net assets		net assets[2]
$(.03)	$(.72)	$(.75)	$30.88	.59%	$1	1.75%[7]		.63%[7]
(.28)	(.52)	(.80)	31.46	7.01	1	1.77		1.38
(.27)	—	(.27)	30.17	15.73	2	1.81		.90
(.24)	—	(.24)	26.33	8.88	2	1.84		1.21
(.10)	—	(.10)	24.41	(1.97)	2	1.88	[7]	1.11	[7]
(.05)	(.72)	(.77)	30.78	.62	78	1.74	[7]	.69	[7]
(.31)	(.52)	(.83)	31.37	6.99	73	1.76		1.33
(.29)	—	(.29)	30.12	15.75	55	1.81		.89
(.25)	—	(.25)	26.30	8.90	36	1.83		1.21
(.12)	—	(.12)	24.39	(1.97)	22	1.86	[7]	1.06	[7]
(.13)	(.72)	(.85)	30.86	.89	12	1.20	[7]	1.23	[7]
(.47)	(.52)	(.99)	31.45	7.57	11	1.21		1.90
(.44)	—	(.44)	30.18	16.41	9	1.25		1.45
(.38)	—	(.38)	26.35	9.49	6	1.27		1.78
(.18)	—	(.18)	24.42	(1.58)	4	1.32	[7]	1.60	[7]
(.20)	(.72)	(.92)	30.91	1.12	14	.74	[7]	1.70	[7]
(.61)	(.52)	(1.13)	31.50	8.08	12	.76		2.33
(.56)	—	(.56)	30.23	16.94	9	.80		1.89
(.49)	—	(.49)	26.38	10.00	4	.82		2.20
(.24)	—	(.24)	24.45	(1.26)	2	.84	[7]	2.11	[7]
(.08)	(.72)	(.80)	30.84	.72 [9]	8	1.56	[7,9]	.88	[7,9]
(.40)	(.52)	(.92)	31.43	7.35 [9]	8	1.44	[9]	1.69	[9]
(.40)	—	(.40)	30.17	16.22 [9]	7	1.39	[9]	1.32	[9]
(.30)	—	(.30)	26.34	9.20 [9]	4	1.56	[9]	1.48	[9]
(.12)	—	(.12)	24.41	(1.90)[9]	4	1.75	[7,9]	1.26	[7,9]
(.07)	(.72)	(.79)	30.81	.67	40	1.63	[7]	.80	[7]
(.33)	(.52)	(.85)	31.40	7.06	36	1.69		1.40
(.33)	—	(.33)	30.15	15.94	28	1.66		1.03
(.30)	—	(.30)	26.32	9.10	18	1.65		1.40
(.12)	—	(.12)	24.41	(1.87)	10	1.64	[7]	1.30	[7]

See page 36 for footnotes.

American Funds Global Balanced Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class R-2E:
Six months ended 4/30/2015[5,6]	$31.48	$.24	$.08	$.32
Period from 8/29/2014 to 10/31/2014[5,11]	31.95	.06	(.39)	(.33)
Class R-3:
Six months ended 4/30/2015[5,6]	31.45	.19	.07	.26
Year ended 10/31/2014	30.19	.58	1.67	2.25
Year ended 10/31/2013	26.35	.41	3.88	4.29
Year ended 10/31/2012	24.43	.46	1.85	2.31
Period from 2/1/2011 to 10/31/2011[5,8]	25.00	.30	(.69)	(.39)
Class R-4:
Six months ended 4/30/2015[5,6]	31.50	.23	.08	.31
Year ended 10/31/2014	30.23	.67	1.68	2.35
Year ended 10/31/2013	26.39	.50	3.87	4.37
Year ended 10/31/2012	24.46	.54	1.86	2.40
Period from 2/1/2011 to 10/31/2011[5,8]	25.00	.38	(.71)	(.33)
Class R-5:
Six months ended 4/30/2015[5,6]	31.54	.28	.07	.35
Year ended 10/31/2014	30.25	.89	1.56	2.45
Year ended 10/31/2013	26.40	.58	3.87	4.45
Year ended 10/31/2012	24.46	.60	1.87	2.47
Period from 2/1/2011 to 10/31/2011[5,8]	25.00	.42	(.71)	(.29)
Class R-6:
Six months ended 4/30/2015[5,6]	31.52	.32	.04	.36
Year ended 10/31/2014	30.25	.75	1.71	2.46
Year ended 10/31/2013	26.40	.59	3.88	4.47
Year ended 10/31/2012	24.46	.56	1.92	2.48
Period from 2/1/2011 to 10/31/2011[5,8]	25.00	.44	(.72)	(.28)

	Six months
	ended				For the period
	April 30,	Year ended October 31			2/1/2011 to
Portfolio turnover rate for all share classes[12]	2015[4,5,6]	2014	2013	2012	10/31/2011[4,5,8]
Including mortgage dollar roll transactions	47%	74%	92%	62%	38%
Excluding mortgage dollar roll transactions	20%	Not available

See Notes to Financial Statements

34	American Funds Global Balanced Fund

Dividends and distributions

Dividends		Total					Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,		expenses		income
investment	(from capital	and	value, end	Total	end of period		to average		to average
income)	gains)	distributions	of period	return[3,4]	(in millions)		net assets		net assets[2]
$(.19)	$(.72)	$(.91)	$30.89	1.07%[9]	$—	[10]	.84%[7,9]		1.60%[7,9]
(.14)	—	(.14)	31.48	(1.04)[9]	—	[10]	.13	[4,9]	.20	[4,9]
(.13)	(.72)	(.85)	30.86	.90	41		1.20	[7]	1.24	[7]
(.47)	(.52)	(.99)	31.45	7.57	36		1.22		1.87
(.45)	—	(.45)	30.19	16.44	26		1.24		1.46
(.39)	—	(.39)	26.35	9.55	17		1.23		1.81
(.18)	—	(.18)	24.43	(1.58)	10		1.28	[7]	1.66	[7]
(.18)	(.72)	(.90)	30.91	1.04	24		.89	[7]	1.54	[7]
(.56)	(.52)	(1.08)	31.50	7.92	22		.91		2.16
(.53)	—	(.53)	30.23	16.77	17		.92		1.77
(.47)	—	(.47)	26.39	9.90	10		.92		2.14
(.21)	—	(.21)	24.46	(1.34)	5		1.00	[7]	2.03	[7]
(.22)	(.72)	(.94)	30.95	1.18	5		.62	[7]	1.81	[7]
(.64)	(.52)	(1.16)	31.54	8.23	5		.62		2.87
(.60)	—	(.60)	30.25	17.10	23		.64		2.06
(.53)	—	(.53)	26.40	10.20	19		.66		2.38
(.25)	—	(.25)	24.46	(1.16)	15		.74	[7]	2.31	[7]
(.23)	(.72)	(.95)	30.93	1.21	2,561		.57	[7]	2.13	[7]
(.67)	(.52)	(1.19)	31.52	8.27	199		.57		2.42
(.62)	—	(.62)	30.25	17.17	85		.60		2.08
(.54)	—	(.54)	26.40	10.23	10		.63		2.23
(.26)	—	(.26)	24.46	(1.13)	1		.71	[7]	2.35	[7]

See page 36 for footnotes.

American Funds Global Balanced Fund	35

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the year ended October 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.17 and .54 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Not annualized.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	For the period February 1, 2011, commencement of operations, through October 31, 2011.
[9]	Although the fund has a plan of distribution for Class R1 and R-2E shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[10]	Amount less than $1 million.
[11]	Class R-2E shares were offered beginning August 29, 2014.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.

36	American Funds Global Balanced Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2014, through April 30, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Global Balanced Fund	37

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	11/1/2014	4/30/2015	during period*	expense ratio
Class A - actual return	$1,000.00	$1,010.43	$4.39	.88%
Class A - assumed 5% return	1,000.00	1,020.43	4.41	.88
Class B - actual return	1,000.00	1,006.55	8.11	1.63
Class B - assumed 5% return	1,000.00	1,016.71	8.15	1.63
Class C - actual return	1,000.00	1,006.54	8.31	1.67
Class C - assumed 5% return	1,000.00	1,016.51	8.35	1.67
Class F-1 - actual return	1,000.00	1,010.08	4.68	.94
Class F-1 - assumed 5% return	1,000.00	1,020.13	4.71	.94
Class F-2 - actual return	1,000.00	1,011.58	3.29	.66
Class F-2 - assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 529-A - actual return	1,000.00	1,010.07	4.73	.95
Class 529-A - assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 529-B - actual return	1,000.00	1,005.85	8.70	1.75
Class 529-B - assumed 5% return	1,000.00	1,016.12	8.75	1.75
Class 529-C - actual return	1,000.00	1,006.17	8.66	1.74
Class 529-C - assumed 5% return	1,000.00	1,016.17	8.70	1.74
Class 529-E - actual return	1,000.00	1,008.88	5.98	1.20
Class 529-E - assumed 5% return	1,000.00	1,018.84	6.01	1.20
Class 529-F-1 - actual return	1,000.00	1,011.16	3.69	.74
Class 529-F-1 - assumed 5% return	1,000.00	1,021.12	3.71	.74
Class R-1 - actual return	1,000.00	1,007.17	7.76	1.56
Class R-1 - assumed 5% return	1,000.00	1,017.06	7.80	1.56
Class R-2 - actual return	1,000.00	1,006.75	8.11	1.63
Class R-2 - assumed 5% return	1,000.00	1,016.71	8.15	1.63
Class R-2E - actual return	1,000.00	1,010.69	4.19	.84
Class R-2E - assumed 5% return	1,000.00	1,020.63	4.21	.84
Class R-3 - actual return	1,000.00	1,008.97	5.98	1.20
Class R-3 - assumed 5% return	1,000.00	1,018.84	6.01	1.20
Class R-4 - actual return	1,000.00	1,010.39	4.44	.89
Class R-4 - assumed 5% return	1,000.00	1,020.38	4.46	.89
Class R-5 - actual return	1,000.00	1,011.76	3.09	.62
Class R-5 - assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-6 - actual return	1,000.00	1,012.12	2.84	.57
Class R-6 - assumed 5% return	1,000.00	1,021.97	2.86	.57

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

38	American Funds Global Balanced Fund

Approval of Investment Advisory and Service Agreement

The American Funds Global Balanced Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through April 30, 2016. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of long-term growth of capital, conservation of principal and current income. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Flexible Portfolio Funds Index, the MSCI All Country World Index and the Barclays Global Aggregate Index. They noted that the investment results of the fund compared favorably to those of these indexes for the fund’s lifetime period (since February 1, 2011) while recognizing that none of the indexes is a perfect comparison given the fund’s distinguishing characteristics. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

American Funds Global Balanced Fund	39

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Flexible Portfolio Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the potential benefits CRMC received from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

40	American Funds Global Balanced Fund

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American Funds Global Balanced Fund	41

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42	American Funds Global Balanced Fund

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American Funds Global Balanced Fund	43

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Funds Global Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2015, portfolio of American Funds Global Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Global Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Global Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Global Balanced FundSM
Investment portfolio
April 30, 2015
unaudited
Common stocks 59.98% Financials 9.17%	Shares	Value (000)
UBS Group AG1,2	5,554,500	$111,910
Crown Castle International Corp.	635,777	53,107
Barclays PLC[2]	12,500,000	48,937
Siam Commercial Bank PCL[2]	9,600,000	46,212
HCP, Inc.	1,135,000	45,729
Ventas, Inc.	659,000	45,405
Prudential PLC[2]	1,769,400	44,156
AIA Group Ltd.[2]	6,124,600	40,883
Société Générale[2]	735,000	36,667
U.S. Bancorp	800,000	34,296
Credit Suisse Group AG2	1,252,308	33,180
RSA Insurance Group PLC[2]	4,880,232	31,924
Wells Fargo & Co.	541,000	29,809
Link Real Estate Investment Trust[2]	3,844,500	23,845
Citigroup Inc.	425,000	22,661
HSBC Holdings PLC (HKD denominated)[2]	2,100,000	20,772
Progressive Corp.	758,300	20,216
CIT Group Inc.	405,500	18,260
Lamar Advertising Co., Class A	292,000	16,924
Bank of Ireland[1,2]	38,877,978	14,905
Legal & General Group PLC[2]	3,453,786	13,737
HDFC Bank Ltd.[2]	760,000	13,543
American Campus Communities, Inc.	329,900	13,242
CME Group Inc., Class A	137,000	12,455
American International Group, Inc.	196,000	11,033
Commerzbank AG, non-registered shares[1,2]	791,176	10,733
Sun Hung Kai Properties Ltd.[2]	622,916	10,364
		824,905
Health care 9.07%
Novartis AG2	1,699,550	175,596
Amgen Inc.	847,824	133,880
Gilead Sciences, Inc.[1]	934,704	93,947
Thermo Fisher Scientific Inc.	564,900	70,997
Medtronic PLC	701,000	52,189
GlaxoSmithKline PLC[2]	1,961,100	45,370
AbbVie Inc.	690,300	44,635
Bayer AG1,2	249,110	36,290
Stryker Corp.	334,200	30,827
Hologic, Inc.[1]	871,995	29,421
Roche Holding AG2	75,610	21,779
ResMed Inc.	312,200	19,962
Alexion Pharmaceuticals, Inc.[1]	108,600	18,378
Sonic Healthcare Ltd.[2]	1,099,400	17,239
Grifols SA, Class B, preferred nonvoting, non-registered shares[2]	360,000	11,761
American Funds Global Balanced Fund — Page 1 of 14

unaudited
Common stocks Health care (continued)	Shares	Value (000)
UnitedHealth Group Inc.	70,900	$7,898
Teva Pharmaceutical Industries Ltd. (ADR)	91,300	5,516
		815,685
Consumer discretionary 6.34%
Netflix, Inc.[1]	113,200	62,996
Barratt Developments PLC[2]	6,746,985	53,703
General Motors Co.	1,375,000	48,207
Hasbro, Inc.	655,300	46,389
Kering SA2	196,232	36,250
DIRECTV[1]	320,000	29,026
Whitbread PLC[2]	341,144	27,474
Numericable-SFR, non-registered shares[1,2]	410,128	22,781
MGM Resorts International[1]	1,038,000	21,954
Galaxy Entertainment Group Ltd.[2]	4,364,000	21,036
SJM Holdings Ltd.[2]	16,596,000	21,036
Inchcape PLC[2]	1,642,740	20,940
Home Depot, Inc.	190,700	20,401
Mahindra & Mahindra Ltd.[2]	1,088,000	19,595
Altice SA1,2	179,937	18,895
Las Vegas Sands Corp.	356,000	18,825
Rightmove PLC[2]	378,100	18,322
Johnson Controls, Inc.	349,600	17,613
ProSiebenSat.1 Media AG2	236,486	12,170
Daily Mail and General Trust PLC, Class A, nonvoting[2]	860,000	11,811
William Hill PLC[2]	1,987,844	10,998
Kingfisher PLC[2]	1,843,740	9,926
		570,348
Consumer staples 5.56%
Philip Morris International Inc.	1,970,400	164,469
Altria Group, Inc.	1,852,200	92,703
Imperial Tobacco Group PLC[2]	1,577,900	77,147
Nestlé SA2	819,000	63,865
Reynolds American Inc.	408,000	29,907
British American Tobacco PLC[2]	509,950	28,048
Japan Tobacco Inc.[2]	573,700	20,074
Kraft Foods Group, Inc.	175,700	14,891
Danone SA2	131,478	9,505
		500,609
Energy 5.54%
Royal Dutch Shell PLC, Class A (GBP denominated)[2]	1,681,000	52,948
Royal Dutch Shell PLC, Class B2	981,920	31,614
BP PLC[2]	11,602,200	83,715
Canadian Natural Resources, Ltd.	2,123,000	70,544
Denbury Resources Inc.	7,150,000	62,992
Enbridge Inc. (CAD denominated)	1,098,000	57,389
Eni SpA[2]	2,000,000	38,499
Suncor Energy Inc.	1,088,465	35,446
Chesapeake Energy Corp.	2,150,000	33,906
Golar LNG Ltd.	485,000	17,458
Baker Hughes Inc.	200,000	13,692
		498,203
American Funds Global Balanced Fund — Page 2 of 14

unaudited
Common stocks Industrials 4.81%	Shares	Value (000)
General Dynamics Corp.	442,100	$60,709
Norfolk Southern Corp.	375,100	37,829
Andritz AG2	611,000	35,720
Precision Castparts Corp.	155,689	32,179
General Electric Co.	1,020,000	27,622
Kühne + Nagel International AG2	180,500	27,138
Hutchison Whampoa Ltd.[2]	1,640,000	24,194
Nielsen NV	536,798	24,124
Industries Qatar QSC[2]	503,000	19,875
BAE Systems PLC[2]	2,277,000	17,725
Jardine Matheson Holdings Ltd.[2]	282,800	17,484
Bureau Veritas SA2	720,000	16,931
Intertek Group PLC[2]	415,000	16,563
COSCO Pacific Ltd.[2]	9,706,000	15,233
United Technologies Corp.	104,300	11,864
Lockheed Martin Corp.	60,600	11,308
ASSA ABLOY AB, Class B2	176,000	10,174
SGS SA2	5,000	9,730
Bunzl PLC[2]	262,100	7,383
easyJet PLC[2]	259,442	7,219
Babcock International Group PLC[2]	122,700	1,896
		432,900
Telecommunication services 4.60%
Verizon Communications Inc.	4,095,912	206,598
SoftBank Corp.[2]	1,296,900	81,048
Intouch Holdings PCL, nonvoting depository receipts[2]	12,790,000	29,852
Singapore Telecommunications Ltd.[2]	8,903,000	29,749
TELUS Corp.	811,570	28,097
Bharti Infratel Ltd.[2]	3,700,000	23,339
KDDI Corp.[2]	648,000	15,312
		413,995
Information technology 4.28%
Oracle Corp.	1,931,800	84,265
Google Inc., Class C1	82,280	44,213
Google Inc., Class A1	70,500	38,688
Accenture PLC, Class A	422,000	39,098
Western Union Co.	1,530,000	31,028
Hewlett-Packard Co.	880,000	29,014
Alibaba Group Holding Ltd. (ADR)[1]	226,100	18,380
Samsung Electronics Co., Ltd.[2]	13,190	17,299
Tencent Holdings Ltd.[2]	805,000	16,625
TE Connectivity Ltd.	246,887	16,430
AAC Technologies Holdings Inc.[2]	2,570,000	13,614
Avago Technologies Ltd.	114,400	13,371
Keyence Corp.[2]	23,500	12,559
Samsung SDI Co., Ltd.[2]	92,500	10,298
		384,882
Utilities 4.18%
SSE PLC[2]	4,384,004	103,844
Exelon Corp.	2,267,000	77,123
National Grid PLC[2]	4,121,296	55,411
Dominion Resources, Inc.	572,000	41,001
American Funds Global Balanced Fund — Page 3 of 14

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Duke Energy Corp.	526,000	$40,802
EDP - Energias de Portugal, SA2	3,600,000	14,409
CMS Energy Corp.	371,000	12,588
Sempra Energy	109,000	11,573
GDF SUEZ SA2	554,010	11,284
Glow Energy PCL[2]	2,862,000	7,400
Fortum Oyj[2]	20,915	413
		375,848
Materials 1.36%
Fortescue Metals Group Ltd.[2]	26,127,022	44,650
Albemarle Corp.	634,041	37,852
Amcor Ltd.[2]	2,013,350	21,425
Celanese Corp., Series A	150,000	9,954
ArcelorMittal[2]	765,000	8,131
		122,012
Miscellaneous 5.07%
Other common stocks in initial period of acquisition		456,429
Total common stocks (cost: $4,686,577,000)		5,395,816
Convertible bonds 0.06% Financials 0.06%	Principal amount (000)
Bank of Ireland 10.00% convertible notes 2016	€ 4,750	5,748
Total convertible bonds (cost: $6,232,000)		5,748
Bonds, notes & other debt instruments 33.17% Bonds & notes of governments & government agencies outside the U.S. 12.93%
Australian Government, Series 136, 4.75% 2027	A$4,300	4,091
Bermuda Government 5.603% 2020	$2,900	3,234
Bermuda Government 4.854% 2024[3]	7,075	7,570
Chilean Government 3.875% 2020	500	550
Chilean Government 6.00% 2024	CLP6,200,000	11,291
Colombia (Republic of), Series B, 5.00% 2018	COP8,410,000	3,527
Colombia (Republic of), Series B, 10.00% 2024	26,206,300	13,455
Colombia (Republic of), Series B, 6.00% 2028	11,454,000	4,312
Colombia (Republic of) Global 7.375% 2019	$5,300	6,289
French Government O.A.T. Eurobond 1.00% 2018	€9,100	10,592
French Government O.A.T. Eurobond 1.75% 2024	25,300	31,492
French Government O.A.T. Eurobond 2.25% 2024	5,550	7,183
French Government O.A.T. Eurobond 3.25% 2045	3,000	4,968
German Government 2.00% 2022	34,570	43,660
German Government 0.10% 2023[4]	194,708	2,405
India (Republic of) 7.28% 2019	INR760,000	11,815
India (Republic of) 8.83% 2023	390,000	6,500
India (Republic of) 8.60% 2028	860,000	14,450
India (Republic of) 9.20% 2030	345,100	6,123
Indonesia (Republic of) 4.875% 2021[3]	$1,500	1,643
Indonesia (Republic of) 3.75% 2022	4,895	5,011
Indonesia (Republic of) 3.375% 2023	640	630
Indonesia (Republic of) 8.375% 2024	IDR127,500,000	10,291
American Funds Global Balanced Fund — Page 4 of 14

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 8.375% 2034	168,406,000	$13,478
Indonesia (Republic of), Series 71, 9.00% 2029	27,500,000	2,326
Irish Government 5.00% 2020	€17,400	24,420
Irish Government 3.90% 2023	22,280	31,191
Irish Government 3.40% 2024	10,500	14,425
Irish Government 5.40% 2025	2,800	4,466
Irish Government 2.40% 2030	6,350	8,288
Irish Government 2.00% 2045	4,200	5,137
Italian Government 5.50% 2022	12,450	18,231
Italian Government 4.75% 2023	5,300	7,549
Italian Government 4.50% 2024	7,150	10,088
Italian Government 3.50% 2030	13,090	17,644
Japanese Government, Series 336, 0.10% 2016	¥155,000	1,299
Japanese Government, Series 115, 0.20% 2018	2,900,000	24,434
Japanese Government, Series 315, 1.20% 2021	2,115,000	18,897
Japanese Government, Series 17, 0.10% 2023[4]	24,087,500	2,188
Japanese Government, Series 19, 0.10% 2024[4]	144,686,000	13,239
Japanese Government, Series 18, 0.10% 2024[4]	69,292,000	6,302
Japanese Government, Series 116, 2.20% 2030	535,000	5,421
Japanese Government, Series 150, 1.40% 2034	1,080,000	9,584
Japanese Government, Series 36, 2.00% 2042	565,000	5,478
Japanese Government, Series 42, 1.70% 2044	1,330,000	12,089
Kingdom of Denmark 3.00% 2021	DKr106,250	18,954
Kingdom of Denmark 1.75% 2025	52,000	8,871
Lithuania (Republic of) 6.625% 2022[3]	$1,000	1,236
Malaysian Government, Series 0114, 4.181% 2024	MYR12,400	3,565
Malaysian Government, Series 0813, 4.444% 2024	27,000	7,821
Malaysian Government 3.043% 2025[3]	$4,700	4,703
Malaysian Government, Series 0310, 4.498% 2030	MYR92,600	27,341
Malaysian Government, Series 0413, 3.844% 2033	1,650	445
Morocco Government 4.25% 2022	$2,700	2,774
Morocco Government 4.25% 2022[3]	500	514
Morocco Government 5.50% 2042	3,500	3,767
Netherlands Government 1.00% 2017	1,900	1,912
Netherlands Government Eurobond 4.00% 2019	€8,200	10,747
Netherlands Government Eurobond 2.25% 2022	23,375	29,985
Netherlands Government Eurobond 2.00% 2024	3,000	3,851
Norwegian Government 4.25% 2017	NKr10,450	1,483
Norwegian Government 3.75% 2021	81,100	12,327
Norwegian Government 3.00% 2024	133,800	19,976
Peru (Republic of) 5.625% 2050	$375	453
Polish Government, Series 1017, 5.25% 2017	PLN19,475	5,868
Polish Government, Series 1020, 5.25% 2020	110,900	35,512
Polish Government, Series 1021, 5.75% 2021	97,900	32,700
Polish Government, Series 0922, 5.75% 2022	54,490	18,481
Polish Government, Series 102, 4.00% 2023	50,000	15,405
Queensland Treasury Corp., Series 24, 5.75% 2024	A$8,970	8,589
Russian Federation 6.20% 2018	RUB193,400	3,362
Singapore (Republic of) 2.875% 2029	S$25,000	19,765
Slovenia (Republic of) 4.125% 2019	$1,700	1,805
Slovenia (Republic of) 4.125% 2019[3]	830	881
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR167,425	14,070
South Africa (Republic of), Series R-214, 6.50% 2041	189,250	12,526
Spanish Government 5.40% 2023	€10,840	15,963
Spanish Government 2.75% 2024	28,750	36,013
American Funds Global Balanced Fund — Page 5 of 14

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Spanish Government 5.15% 2044	€2,900	$5,087
State of Qatar 3.125% 2017[3]	$1,000	1,040
State of Qatar 5.25% 2020	1,300	1,479
State of Qatar 4.50% 2022[3]	1,000	1,120
Swedish Government, Series 105, 3.50% 2022	SKr76,000	11,213
Swedish Government, Series 1057, 1.50% 2023	275,000	36,158
Turkey (Republic of) 4.557% 2018	$11,600	12,186
Turkey (Republic of) 9.00% 2024	TRY12,100	4,516
United Kingdom 1.75% 2019	£12,850	20,180
United Kingdom 4.75% 2020	25	45
United Kingdom 3.75% 2021	6,250	10,909
United Kingdom 1.75% 2022	10,650	16,497
United Kingdom 2.25% 2023	16,535	26,343
United Kingdom 2.75% 2024	11,500	18,994
United Kingdom 5.00% 2025	1,550	3,061
United Kingdom 3.25% 2044	9,740	17,096
United Kingdom 4.25% 2046	2,520	5,326
United Mexican States Government 4.00% 2019[4]	MXN1,009	7,051
United Mexican States Government 2.00% 2022[4]	1,024	6,397
United Mexican States Government 4.00% 2040[4]	324	2,323
United Mexican States Government, Series M, 6.25% 2016	30,000	2,016
United Mexican States Government, Series M10, 7.75% 2017	105,000	7,410
United Mexican States Government, Series M, 8.00% 2020	146,000	10,685
United Mexican States Government, Series M, 6.50% 2021	418,500	28,624
United Mexican States Government, Series M20, 10.00% 2024	530,700	44,887
United Mexican States Government, Series M30, 10.00% 2036	96,000	8,880
United Mexican States Government Global 3.60% 2025	$3,300	3,363
United Mexican States Government Global, Series A, 3.625% 2022	1,400	1,449
		1,163,256
U.S. Treasury bonds & notes 10.94% U.S. Treasury 9.05%
U.S. Treasury 7.50% 2016	2,650	2,937
U.S. Treasury 0.50% 2017	14,400	14,384
U.S. Treasury 0.875% 2017	38,500	38,646
U.S. Treasury 1.00% 2017[5]	25,225	25,434
U.S. Treasury 1.25% 2018	28,900	29,049
U.S. Treasury 3.50% 2018	31,655	33,966
U.S. Treasury 1.50% 2019	17,200	17,299
U.S. Treasury 1.50% 2019	10,100	10,194
U.S. Treasury 1.625% 2019	77,450	78,245
U.S. Treasury 1.625% 2019	65,530	66,436
U.S. Treasury 1.625% 2019	26,610	26,950
U.S. Treasury 1.625% 2019	25,200	25,532
U.S. Treasury 1.625% 2019	9,750	9,902
U.S. Treasury 1.75% 2019	16,900	17,192
U.S. Treasury 1.125% 2020	5,200	5,122
U.S. Treasury 1.25% 2020	84,435	83,815
U.S. Treasury 1.375% 2020	18,500	18,419
U.S. Treasury 1.375% 2020	10,100	10,077
U.S. Treasury 2.125% 2021	12,700	13,011
U.S. Treasury 3.125% 2021	875	948
U.S. Treasury 1.75% 2022	13,000	12,956
U.S. Treasury 2.75% 2023	33,750	35,905
U.S. Treasury 2.25% 2024	41,800	42,573
American Funds Global Balanced Fund — Page 6 of 14

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.375% 2024	$20,027	$20,634
U.S. Treasury 2.50% 2024	76,450	79,621
U.S. Treasury 2.00% 2025	21,950	21,876
U.S. Treasury 6.00% 2026	9,040	12,453
U.S. Treasury 4.625% 2040	2,800	3,781
U.S. Treasury 2.875% 2043	21,650	22,164
U.S. Treasury 3.00% 2044	2,500	2,629
U.S. Treasury 3.625% 2044	16,445	19,359
U.S. Treasury 2.50% 2045	13,700	13,018
		814,527
U.S. Treasury inflation-protected securities 1.89%
U.S. Treasury Inflation-Protected Security 0.125% 2019[4]	9,660	9,889
U.S. Treasury Inflation-Protected Security 0.125% 2020[4]	17,141	17,407
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	3,419	3,475
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	10,841	11,180
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	55,745	56,152
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	25,568	26,806
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	31,906	32,534
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	2,552	3,107
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	7,854	9,151
		169,701
Total U.S. Treasury bonds & notes		984,228
Corporate bonds & notes 6.89% Financials 2.34%
American Campus Communities, Inc. 3.75% 2023	2,640	2,676
American Campus Communities, Inc. 4.125% 2024	17,275	17,953
American International Group, Inc. 2.30% 2019	20,000	20,243
American International Group, Inc. 4.125% 2024	4,000	4,311
AvalonBay Communities, Inc. 2.85% 2023	450	442
Aviva PLC, subordinated 6.875% 2058[6]	£2,250	4,285
AXA SA, junior subordinated 5.453% (undated)[6]	5,625	9,412
Banco de Crédito del Perú 5.375% 2020[3]	$125	139
Bank of America Corp. 4.00% 2024	7,030	7,379
Barclays Bank PLC 6.00% 2021	€1,400	1,925
Barclays Bank PLC 10.00% 2021	£3,700	7,592
Barclays Bank PLC 6.625% 2022	€725	1,058
Barclays Bank PLC 3.65% 2025	$2,150	2,126
Berkshire Hathaway Inc. 3.00% 2022	1,775	1,841
BNP Paribas 5.00% 2021	2,050	2,312
CaixaBank, SA 5.00% 2023[6]	€2,800	3,391
Citigroup Inc. 3.30% 2025	$2,290	2,274
Citigroup Inc. 4.45% 2017	925	973
Citigroup Inc. 2.50% 2018	890	908
Citigroup Inc. 2.40% 2020	8,905	8,922
Corporate Office Properties Trust 3.60% 2023	240	232
Credit Agricole SA 4.375% 2025[3]	2,150	2,131
Credit Suisse Group AG 3.00% 2021	3,450	3,500
Essex Portfolio L.P. 3.50% 2025	2,760	2,781
Export-Import Bank of Korea 4.375% 2021	200	222
Goldman Sachs Group, Inc. 2.55% 2019	670	678
Goldman Sachs Group, Inc. 5.25% 2021	900	1,020
American Funds Global Balanced Fund — Page 7 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.625% 2023	$3,150	$3,242
Goldman Sachs Group, Inc. 3.50% 2025	10,205	10,238
Goodman Funding Pty Ltd. 6.00% 2022[3]	12,175	13,919
HSBC Holdings PLC 4.125% 2020[3]	560	611
HSBC Holdings PLC 4.875% 2020	750	841
HSBC Holdings PLC 4.00% 2022	2,440	2,615
HSBC Holdings PLC 6.375% 2022[6]	£50	83
HSBC Holdings PLC 3.375% 2024[6]	€450	539
HSBC Holdings PLC 4.25% 2024	$5,350	5,576
Intesa Sanpaolo SpA 5.017% 2024[3]	2,045	2,065
JPMorgan Chase & Co. 3.25% 2022	1,850	1,880
JPMorgan Chase & Co. 3.125% 2025	9,960	9,836
Kimco Realty Corp., Series C, 5.783% 2016	1,400	1,456
Lloyds Banking Group PLC 6.50% 2020	€4,940	6,844
Morgan Stanley 1.75% 2016	$4,000	4,030
Morgan Stanley 3.70% 2024	1,860	1,907
Nordea Bank AB 3.125% 2017[3]	2,000	2,071
PNC Financial Services Group, Inc. 2.854% 2022	2,000	2,008
Prologis, Inc. 3.375% 2024	€950	1,215
Prudential Financial, Inc. 2.30% 2018	$10,565	10,788
Rabobank Nederland 3.875% 2023	€2,400	3,122
Rabobank Nederland 4.625% 2023	$1,750	1,886
Select Income REIT 3.60% 2020	610	630
Select Income REIT 4.50% 2025	635	635
WEA Finance LLC 2.70% 2019[3]	1,070	1,085
WEA Finance LLC 3.75% 2024[3]	3,570	3,674
Wells Fargo & Co. 3.30% 2024	6,800	6,912
		210,434
Health care 1.14%
Actavis Funding SCS 3.00% 2020	1,870	1,907
Actavis Funding SCS 3.80% 2025	12,125	12,285
Actavis Funding SCS 4.55% 2035	5,540	5,577
Actavis Funding SCS 4.75% 2045	2,055	2,080
AmerisourceBergen Corp. 3.25% 2025	715	721
AmerisourceBergen Corp. 4.25% 2045	675	680
Baxter International Inc. 1.85% 2018	1,670	1,683
Bayer AG 3.375% 2024[3]	3,000	3,098
Becton, Dickinson and Co. 2.675% 2019	5,000	5,106
Becton, Dickinson and Co. 3.734% 2024	2,550	2,639
EMD Finance LLC 3.25% 2025[3]	16,847	16,978
Gilead Sciences, Inc. 3.70% 2024	2,800	2,949
Gilead Sciences, Inc. 3.50% 2025	3,205	3,329
Medtronic, Inc. 3.50% 2025[3]	12,400	12,845
Novartis Capital Corp. 3.40% 2024	3,460	3,657
Novartis Securities Investment Ltd. 5.125% 2019	475	535
Roche Holdings, Inc. 6.00% 2019[3]	1,246	1,438
Roche Holdings, Inc. 3.35% 2024[3]	17,275	18,072
Zimmer Holdings, Inc. 3.55% 2025	5,570	5,581
Zimmer Holdings, Inc. 4.25% 2035	380	379
Zimmer Holdings, Inc. 4.45% 2045	1,150	1,135
		102,674
American Funds Global Balanced Fund — Page 8 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 0.86%	Principal amount (000)	Value (000)
Chevron Corp. 1.961% 2020	$5,175	$5,203
Ecopetrol SA 5.875% 2045	3,490	3,363
Gazprom OJSC 5.875% 2015	€1,950	2,194
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	$3,000	2,888
Kinder Morgan Energy Partners, LP 3.50% 2021	850	859
Kinder Morgan Energy Partners, LP 4.15% 2024	1,300	1,312
Kinder Morgan Energy Partners, LP 5.50% 2044	4,175	4,212
Kinder Morgan, Inc. 4.30% 2025	6,800	6,912
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,7]	340	318
Pemex Project Funding Master Trust 5.75% 2018	700	767
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	28
Petrobras International Finance Co. 5.375% 2021	2,283	2,203
Petróleos Mexicanos 3.50% 2018	2,130	2,202
Petróleos Mexicanos 8.00% 2019	4,300	5,164
Petróleos Mexicanos 4.875% 2022	3,500	3,710
Petróleos Mexicanos 6.50% 2041	675	748
Petróleos Mexicanos 5.50% 2044[3]	550	545
Petróleos Mexicanos 5.625% 2046[3]	3,070	3,084
Phillips 66 Partners LP 4.68% 2045	220	216
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,7]	531	486
Statoil ASA 3.125% 2017	1,460	1,528
Statoil ASA 1.95% 2018	505	513
Statoil ASA 3.25% 2024	4,100	4,213
Statoil ASA 3.70% 2024	1,475	1,577
StatoilHydro ASA 2.45% 2023	1,860	1,839
Total Capital International 2.875% 2022	2,350	2,382
TransCanada PipeLines Ltd. 6.50% 2018	125	144
TransCanada PipeLines Ltd. 7.125% 2019	125	147
Transocean Inc. 4.30% 2022	5,100	3,932
Transportadora de Gas Peru SA 4.25% 2028[3,7]	1,900	1,937
Tullow Oil PLC 6.00% 2020	4,240	3,922
Tullow Oil PLC 6.25% 2022	5,000	4,594
Williams Partners LP 5.25% 2020	150	166
Williams Partners LP 4.50% 2023	1,500	1,564
Williams Partners LP 4.30% 2024	2,600	2,661
		77,533
Telecommunication services 0.81%
Altice Finco SA, First Lien, 7.75% 2022[3]	4,500	4,556
AT&T Inc. 2.45% 2020	1,930	1,932
AT&T Inc. 3.00% 2022	2,400	2,389
AT&T Inc. 3.40% 2025	2,010	1,996
Deutsche Telekom International Finance BV 3.125% 2016[3]	700	715
Deutsche Telekom International Finance BV 2.25% 2017[3]	1,250	1,272
Deutsche Telekom International Finance BV 6.00% 2017	€750	926
France Télécom 5.625% 2018	500	651
France Télécom 9.00% 2031	$3,300	4,971
France Télécom 5.375% 2050	£2,000	3,835
Frontier Communications Corp. 7.625% 2024	$5,500	5,631
Numericable Group SA 6.00% 2022[3]	2,325	2,379
Sprint Nextel Corp. 9.125% 2017	5,525	6,050
Sprint Nextel Corp. 11.50% 2021	4,075	4,961
Verizon Communications Inc. 2.625% 2020	3,600	3,654
Verizon Communications Inc. 3.50% 2024	6,554	6,647
American Funds Global Balanced Fund — Page 9 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 4.272% 2036[3]	$18,800	$18,134
Verizon Communications Inc. 4.522% 2048[3]	2,050	1,959
Vodafone Group PLC 1.50% 2018	610	611
		73,269
Materials 0.72%
ArcelorMittal 10.60% 2019[6]	9,362	11,305
First Quantum Minerals Ltd. 6.75% 2020[3]	25,991	24,302
FMG Resources 9.75% 2022[3]	25,797	26,700
Rio Tinto Finance (USA) Ltd. 2.50% 2016	1,300	1,321
Rio Tinto Finance (USA) Ltd. 2.875% 2022	1,115	1,105
		64,733
Consumer discretionary 0.44%
BMW Group 3.875% 2017	€250	298
Comcast Corp. 4.65% 2042	$1,825	1,964
Comcast Corp. 4.75% 2044	1,100	1,208
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	3,900	3,950
Hyundai Capital Services Inc. 2.625% 2020[3]	1,000	1,011
Li & Fung Ltd. 6.00% (undated)[6]	19,700	20,981
Thomson Reuters Corp. 1.30% 2017	2,450	2,451
Thomson Reuters Corp. 4.30% 2023	1,950	2,088
Time Warner Inc. 4.75% 2021	1,300	1,442
Viacom Inc. 4.25% 2023	1,335	1,395
Viacom Inc. 3.875% 2024	2,450	2,475
		39,263
Utilities 0.25%
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,370
CEZ, a s 4.25% 2022[3]	945	1,017
Duke Energy Corp. 3.75% 2024	1,710	1,823
E.ON International Finance BV 5.80% 2018[3]	1,325	1,477
Electricité de France SA 6.00% 2114	£1,400	2,897
MidAmerican Energy Holdings Co. 2.00% 2018	$2,550	2,580
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	150	194
Niagara Mohawk Power Corp. 3.508% 2024[3]	2,380	2,478
Pacific Gas and Electric Co. 3.85% 2023	1,710	1,840
PacifiCorp., First Mortgage Bonds, 3.60% 2024	725	770
PSEG Power LLC 2.75% 2016	315	323
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,560
		22,329
Industrials 0.17%
Burlington Northern Santa Fe LLC 3.40% 2024	930	962
ENA Norte Trust 4.95% 2028[3,7]	1,066	1,111
GE Capital European Funding 5.375% 2020	€1,500	2,061
General Electric Capital Corp. 2.30% 2017	$1,135	1,166
Hutchison Whampoa International (12) Ltd., junior subordinated 6.00% (undated)[6]	8,250	8,785
Red de Carreteras de Occidente 9.00% 2028[7]	MXN18,470	1,182
Volvo Treasury AB 5.00% 2017	€300	369
		15,636
American Funds Global Balanced Fund — Page 10 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples 0.13%	Principal amount (000)	Value (000)
Altria Group, Inc. 2.625% 2020	$1,700	$1,737
Altria Group, Inc. 4.75% 2021	3,300	3,687
PepsiCo, Inc. 2.50% 2016	1,000	1,021
Philip Morris International Inc. 4.25% 2044	2,700	2,733
SABMiller Holdings Inc. 2.20% 2018[3]	900	910
Wal-Mart Stores, Inc. 2.55% 2023	1,900	1,909
		11,997
Information technology 0.03%
International Business Machines Corp. 1.25% 2018	2,350	2,360
Total corporate bonds & notes		620,228
Mortgage-backed obligations 2.06%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,7]	7,430	7,639
Fannie Mae 3.50% 2026[7]	468	497
Fannie Mae 3.50% 2026[7]	233	247
Fannie Mae 3.50% 2026[7]	177	188
Fannie Mae 4.00% 2026[7]	381	410
Fannie Mae 4.00% 2026[7]	293	316
Fannie Mae 6.00% 2037[7]	318	364
Fannie Mae 4.00% 2041[7]	310	333
Fannie Mae 4.00% 2041[7]	221	237
Fannie Mae 4.00% 2041[7]	195	210
Fannie Mae 4.00% 2041[7]	59	63
Fannie Mae 3.50% 2045[7,8]	48,375	50,593
Freddie Mac 3.50% 2045[7,8]	10,350	10,808
Government National Mortgage Assn. 3.50% 2045[7,8]	100,050	105,303
HBOS Treasury Services PLC, Series 17, 4.375% 2016[7]	€1,000	1,181
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,7]	$6,350	6,366
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.88% 2031[3,6,7]	600	644
		185,399
Asset-backed obligations 0.29%
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.532% 2020[6,7]	5,020	5,033
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[2,7,9]	4,966	4,955
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[7]	15,912	15,920
		25,908
Federal agency bonds & notes 0.06%
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[7]	5,100	5,333
Total bonds, notes & other debt instruments (cost: $3,008,472,000)		2,984,352
Short-term securities 8.38%
Bank of Nova Scotia 0.20% due 7/22/2015[3]	71,800	71,779
Electricité de France 0.19% due 6/23/2015[3]	6,200	6,198
Fannie Mae 0.08%–0.18% due 5/1/2015–12/14/2015	177,600	177,550
Federal Home Loan Bank 0.06%–0.08% due 5/1/2015–6/5/2015	301,600	301,600
Freddie Mac 0.10%–0.21% due 5/22/2015–1/4/2016	63,300	63,276
Mitsubishi UFJ Trust and Banking Corp. 0.24% due 6/18/2015[3]	56,400	56,383
Sumitomo Mitsui Banking Corp. 0.17% due 6/1/2015[3]	11,500	11,498
American Funds Global Balanced Fund — Page 11 of 14

unaudited
Short-term securities	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 0.20% due 7/2/2015[3]	$43,500	$43,486
Toronto-Dominion Holdings USA Inc. 0.13% due 5/26/2015[3]	21,700	21,698
Total short-term securities (cost: $753,374,000)		753,468
Total investment securities 101.59% (cost: $8,454,655,000)		9,139,384
Other assets less liabilities (1.59)%		(142,895)
Net assets 100.00%		$8,996,489
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Global Balanced Fund — Page 12 of 14

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $280,820,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 4/30/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Canadian dollars	5/15/2015	JPMorgan Chase	C$14,587	$11,700	$387
Canadian dollars	5/28/2015	JPMorgan Chase	C$14,589	$12,000	87
Euros	5/11/2015	Citibank	€13,288	$14,410	513
Euros	5/18/2015	JPMorgan Chase	€21,265	$23,400	483
Hungarian forints	5/6/2015	HSBC Bank	HUF4,859,941	$17,600	358
Hungarian forints	5/18/2015	Bank of America, N.A.	HUF1,601,201	$5,900	15
Hungarian forints	5/28/2015	Bank of America, N.A.	HUF4,779,633	$17,246	406
Japanese yen	5/12/2015	UBS AG	¥604,462	$5,041	22
Japanese yen	5/20/2015	UBS AG	¥3,952,106	$33,143	(37)
Japanese yen	5/20/2015	HSBC Bank	¥3,709,984	$31,213	(135)
Japanese yen	6/5/2015	HSBC Bank	¥4,384,767	$36,669	68
Japanese yen	6/5/2015	UBS AG	¥1,719,079	$14,374	29
Polish zloty	6/5/2015	UBS AG	PLN43,656	$11,800	312
					$2,508
Sales:
Australian dollars	5/20/2015	Citibank	$3,695	A$4,750	$(59)
British pounds	5/8/2015	HSBC Bank	$11,703	£7,900	(423)
British pounds	5/15/2015	Bank of America, N.A.	C$11,691	£6,325	(20)
British pounds	5/15/2015	Bank of America, N.A.	$6,786	£4,625	(313)
British pounds	5/19/2015	HSBC Bank	$9,680	£6,500	(296)
British pounds	5/20/2015	Bank of New York Mellon	$7,086	£4,793	(270)
British pounds	5/20/2015	UBS AG	$18,500	£12,510	(700)
British pounds	5/20/2015	Citibank	$19,791	£13,389	(759)
British pounds	5/21/2015	JPMorgan Chase	$18,484	£12,497	(695)
British pounds	6/2/2015	Citibank	$8,735	£5,800	(165)
British pounds	6/3/2015	HSBC Bank	$31,162	£20,700	(605)
British pounds	6/5/2015	HSBC Bank	$7,844	£5,250	(213)
British pounds	6/8/2015	UBS AG	$4,194	£2,750	(26)
British pounds	6/8/2015	UBS AG	$2,957	£2,000	(112)
Euros	5/12/2015	JPMorgan Chase	$8,823	€8,150	(330)
Euros	5/12/2015	Bank of New York Mellon	$11,036	€10,200	(419)
Euros	5/22/2015	Bank of New York Mellon	¥2,008,025	€15,500	(588)
Malaysian ringgits	5/21/2015	JPMorgan Chase	$4,133	MYR15,000	(71)
Norwegian kroner	5/15/2015	Citibank	$20,488	NKr165,800	(1,521)
Polish zloty	6/2/2015	JPMorgan Chase	$11,423	PLN42,500	(369)
South African rand	5/21/2015	JPMorgan Chase	$8,124	ZAR97,550	(47)
South African rand	5/21/2015	UBS AG	$4,850	ZAR58,725	(68)
Swedish kronor	5/13/2015	Bank of America, N.A.	$6,051	SKr53,000	(311)
Swedish kronor	6/4/2015	Citibank	$5,736	SKr50,000	(269)
Swedish kronor	6/4/2015	Citibank	$19,464	SKr168,200	(734)
					$(9,383)
Forward currency contracts — net					$(6,875)

American Funds Global Balanced Fund — Page 13 of 14

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,486,151,000, which represented 27.63% of the net assets of the fund. This amount includes $2,481,196,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $423,753,000, which represented 4.71% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $5,899,000, which represented .07% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$4,966	$4,955.06%

Key to abbreviations and symbols
ADR = American Depositary Receipts	INR = Indian rupees
TBA = To be announced	¥ = Japanese yen
A$ = Australian dollars	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CLP = Chilean pesos	NKr = Norwegian kroner
COP = Colombian pesos	PLN = Polish zloty
DKr = Danish kroner	RUB = Russian rubles
€ = Euros	SKr = Swedish kronor
GBP/£ = British pounds	S$ = Singapore dollars
HKD/HK$ = Hong Kong dollars	TRY = Turkish lira
HUF = Hungarian forints	ZAR = South African rand
IDR = Indonesian rupiah
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-037-0615O-S42133	American Funds Global Balanced Fund — Page 14 of 14

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended April 30, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds Global Balanced Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Global Balanced Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, Vice Chairman, President and Principal Executive Officer

Date: June 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, Vice Chairman, President and Principal Executive Officer

Date: June 30, 2015

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: June 30, 2015